Background, Principal Activities and Basis of Presentation (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended
May 31, 2012
Organization And Basis Of Presentation [Line Items]
Adjustments to Additional Paid in Capital, Other	$ 153